Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	First Carolina Financial Services, Inc.
Entity Incorporation, State or Country Code	NC
Entity File Number	001-43359
Entity Tax Identification Number	27-2136973
Entity Address, Address Line One	2626 Glenwood Avenue
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27608
City Area Code	252
Local Phone Number	937-2152
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.50 per share
Trading Symbol	FCBM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001531193